11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 8) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	$ 111	$ 145
Provisions, current	16	20
Provisions for contingencies [member]
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	91	123
Provisions, current	12	16
Asset retirement obligation and dismantling of wind turbines [member]
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	19	20
Provisions, current	2	2
Environmental remediation [member]
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current	1	1
Provisions, current	2	2
Other provisions [member]
DisclosureOfProvisionsLineItems [Line Items]
Provisions, non current		1
Provisions, current		$ 0